Income Taxes (Details) - Schedule of income tax expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expenses [Abstract]
Domestic (Israel)	$ 360	$ 306	$ 97
Foreign	91	101	67
Income tax expenses	$ 451	$ 407	$ 164